DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
DEPOSITS FOR NON-CURRENT ASSETS
DEPOSITS FOR NON-CURRENT ASSETS

14.   DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment*	668,698	717,392	103,047
Reserve for unrecoverable deposits	(30,860)	(93,260)	(13,396)
	637,838	624,132	89,651

*     The amount represented interest-free non-refundable partial payments to suppliers of medical equipment and to construction engineering group for construction of hospitals. The remaining contractual obligations associated with these purchase contracts are approximately RMB660,758 and RMB622,584 (US$89,429) as at December 31, 2018 and 2019 respectively, which are included in the amount disclosed as purchase commitments in note 26. The Group recognized impairment loss on deposits for non-current assets of nil,  nil and RMB62,400 (US$8,963) for the years ended December 31, 2017, 2018 and 2019, respectively.

As at December 31, 2018 and 2019, certain of the Group’s deposits for non-current assets with a total net book value of RMB13,800 and nil were pledged for other borrowings of RMB10,731 and nil, respectively (note19).